Other Current Liabilities - Warrant liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other current liabilities
Total warrant liabilities	€ 1,190	€ 4,041
Public Warrant
Other current liabilities
Total warrant liabilities	770	2,612
Private Placement Warrant
Other current liabilities
Total warrant liabilities	€ 420	€ 1,429